OPERATING LEASES - Supplemental information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OPERATING LEASES
Operating lease right-of-use assets	¥ 94,201,263	$ 14,782,234	¥ 79,113,858	¥ 0
Operating lease liabilities-current	¥ 7,689,187		10,617,659	0
Operating lease liabilities-current, fincial position extensible list	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB160,532,008 and RMB181,985,323 as of December 31, 2020 and 2021, respectively)	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB160,532,008 and RMB181,985,323 as of December 31, 2020 and 2021, respectively)
Operating lease liabilities-non-current	¥ 13,921,859	$ 2,184,643	¥ 20,691,389	0
Total operating lease liabilities	¥ 21,611,046
Total operating lease liabilities, fincial position extensible list	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB160,532,008 and RMB181,985,323 as of December 31, 2020 and 2021, respectively)	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB160,532,008 and RMB181,985,323 as of December 31, 2020 and 2021, respectively)
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 9,569,023
Right-of-use assets obtained in exchange for new operating lease liabilities	10,201,553
Right-of-use assets obtained in exchange for prepayment for land use right	26,550,000			¥ 26,550,000
Modification to operating lease liabilities	¥ (11,469,923)
Weighted average remaining lease term	3 years 4 months 24 days	3 years 4 months 24 days
Weighted average discount rate	4.57%	4.57%